Operating Lease Agreements (Schedule of Details of Rent Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property Subject to or Available for Operating Lease [Line Items]
Total rent expense	$ 174,453	$ 171,613	$ 200,538
Company Operated Restaurants [Member]
Property Subject to or Available for Operating Lease [Line Items]
Total rent expense	131,142	135,232	151,724
Franchised Restaurants [Member]
Property Subject to or Available for Operating Lease [Line Items]
Total rent expense	$ 43,311	$ 36,381	$ 48,814